Per Share Data (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Reconciliation Of Numerator And Denominator Of Basic And Diluted Per Share For Net Income Attributable

A reconciliation of the numerator and the denominators of the basic and diluted per share computations for net income (loss) attributable to Ricoh Company, Ltd. are as follows:

	Thousands of shares
	2011	2012	2013
Weighted average number of shares of common stock outstanding	725,555	725,483	725,063
Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	13,739	—	—

Diluted shares of common stock outstanding	739,294	725,483	725,063

	Millions of Yen
	2011	2012	2013
Net income (loss) attributable to Ricoh Company, Ltd.	¥18,630	¥(44,560)	¥32,467
Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	(38)	—	—

Diluted net income (loss) attributable to Ricoh Company, Ltd.	¥18,592	¥(44,560)	¥32,467

	Yen
	2011	2012	2013
Net income (loss) attributable to Ricoh Company, Ltd. per share:
Basic	¥25.68	¥(61.42)	¥44.78
Diluted	25.15	(61.42)	—